Organization and Principal Activities (Details) - Schedule of income and cash flows - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of income and cash flows [Abstract]
Total revenue	$ 13,479,761	$ 13,212,653
Net income	1,090,050	2,548,903
Net cash used in operating activities	(4,277,567)	282,081
Net cash (used in) provided by investing activities	7,006,589	600,000
Net cash provided by financing activities	$ (1,153,376)	$ 2,520,680